Putnam Intermediate-Term Municipal Income Fund
The fund's portfolio
2/28/25 (Unaudited)
Key to holding's abbreviations
BAM — Build America Mutual
COP — Certificates of Participation
FHA Insd. — Federal Housing Administration Insured
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
FRN — Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corporation
PSFG — Permanent School Fund Guaranteed

MUNICIPAL BONDS AND NOTES (94.6%)(a)
	Rating(RAT)	Principal amount	Value
Alabama (1.6%)
Southeast Energy Auth. Commodity Supply Mandatory Put Bonds (12/1/29), Ser. A-1, 5.50%, 1/1/53	A1	$150,000	$160,988
Southeast Energy Auth. Cooperative Dist. Energy Supply Mandatory Put Bonds (1/1/33), Ser. B, 5.25%, 3/1/55	A1	250,000	267,391

			428,379
Alaska (1.5%)
AK State G.O. Bonds, Ser. A, 5.00%, 8/1/34	AA	250,000	285,333
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A, 5.00%, 10/1/30	A+/F	100,000	107,027

			392,360
Arizona (1.0%)
Coconino Cnty., Poll. Control Corp. Mandatory Put Bonds (3/31/26), (NV Pwr. Co.), Ser. B, 3.75%, 3/1/39	A2	250,000	250,141

			250,141
California (14.6%)
CA Cmnty. Choice Fin. Auth. Mandatory Put Bonds (4/1/32), Ser. A-1, 5.00%, 5/1/54	A1	300,000	323,383
CA Hlth. Fac. Fin. Auth. Rev. Bonds, (Adventist Hlth. Syst./West), Ser. A, 4.00%, 3/1/33	BBB+	105,000	105,002
CA State Muni. Fin. Auth. Rev. Bonds, (HumanGood Oblig. Group), Ser. A, 4.00%, 10/1/35	A/F	175,000	175,859
CA State Muni. Fin. Auth. Special Tax Bonds, Ser. B, 4.875%, 9/1/33	BB-/P	200,000	210,626
CA State Tobacco Securitization Agcy. Rev. Bonds
(Gold Country Settlement Funding Corp.), Ser. A, 5.00%, 6/1/28	A	645,000	675,930
(Sonoma Cnty. Securitization Corp.), 5.00%, 6/1/27	A	280,000	289,582
CA State U. Rev. Bonds, Ser. B, 3.422%, 11/1/25	Aa2	100,000	99,422
Los Angeles, Dept. of Arpt. Rev. Bonds, Ser. C, 5.00%, 5/15/27	Aa3	285,000	295,936
Mount San Jacinto Cmnty. College Dist. G.O. Bonds, (Election of 2014), Ser. C, 3.00%, 8/1/35	Aa1	105,000	102,810
San Diego, Multi-Fam. Hsg. Auth. Rev. Bonds, (Sea Breeze Gardens Preservation LP), Ser. E, FHLMC Coll., 4.20%, 6/1/40	Aaa	500,000	506,100
San Francisco, City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds, Ser. A
5.00%, 5/1/35	AA-	100,000	107,581
5.00%, 5/1/32	AA-	100,000	108,579
San Juan, Unified School Dist. G.O. Bonds, (2016 Election), 3.00%, 8/1/35	Aa2	240,000	230,862
Yuba, Cmnty. College Dist. G.O. Bonds, Ser. A, 3.00%, 8/1/38	Aa2	615,000	562,550

			3,794,222
Colorado (2.6%)
CO State COP, Ser. A, 3.00%, 12/15/36	Aa2	520,000	480,613
High Plains Co. Metro. Dist. G.O. Bonds, NATL, 5.00%, 12/1/29	A2	100,000	105,703
Southlands, Metro. Dist. No. 1 G.O. Bonds, Ser. A-1, 3.50%, 12/1/27	Ba1	100,000	98,906

			685,222
District of Columbia (2.2%)
DC Rev. Bonds, (D.C. Intl. School), 5.00%, 7/1/26	BBB	165,000	168,078
DC Metro Area Transit Auth. Rev. Bonds, Ser. A, 5.00%, 7/15/46	AA	380,000	403,890

			571,968
Florida (2.4%)
Greater Orlando, Aviation Auth. Arpt. Fac. Rev. Bonds, Ser. A, 5.00%, 10/1/35	Aa3	350,000	360,772
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds, (Orlando Hlth.), 5.00%, 10/1/40	A+	250,000	275,096

			635,868
Georgia (1.3%)
Burke Cnty., Dev. Auth. Poll. Control Mandatory Put Bonds (8/19/25), (GA Pwr. Co.), 2.875%, 12/1/49	A	250,000	248,758
Cobb Cnty., Dev. Auth. Student Hsg. Rev. Bonds, (Kennesaw State U. Real Estate)
5.00%, 7/15/30	Baa2	95,000	95,201
5.00%, 7/15/30 (Prerefunded 7/15/25)	AAA/P	5,000	5,040

			348,999
Illinois (2.9%)
Chicago, Wtr. Wks Rev. Bonds, 5.00%, 11/1/30	A+	100,000	103,039
IL State G.O. Bonds, 4.00%, 1/1/31	A3	100,000	100,278
IL State Fin. Auth. Rev. Bonds, (Presbyterian Homes Oblig. Group), Ser. A, 5.00%, 11/1/31	A-/F	100,000	101,718
IL State Sales Tax Rev. Bonds, Ser. C, 4.00%, 6/15/30	A	100,000	100,355
U. of IL Rev. Bonds, (Hlth. Svcs. Fac. Syst.), 5.50%, 10/1/39	A2	300,000	338,837

			744,227
Indiana (0.8%)
Rockport, Poll. Control Rev. Bonds, (AEP Generating Co. ), 3.125%, 7/1/25	BBB+	200,000	199,778

			199,778
Kentucky (3.9%)
KY State Pub. Energy Auth. Gas Supply Mandatory Put Bonds (7/1/30), Ser. A, 5.00%, 5/1/55	A2	250,000	264,988
Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds, (Norton Hlth. Care), Ser. A, 5.00%, 10/1/41	A	300,000	323,272
Rural Wtr. Fin. Agcy. Rev. Bonds, Ser. A, 3.90%, 11/1/25	AAA/P	250,000	250,020
U. of KY Lease Purchase Oblig. Rev. Bonds, (Hlth. Care Cancer Ctr. ), 5.00%, 10/1/40	AA	155,000	172,400

			1,010,680
Louisiana (0.8%)
St. Tammany Parish Hosp. Svcs. Dist. No. 1 Rev. Bonds, Ser. A, 5.00%, 7/1/48	AA-/F	200,000	201,739

			201,739
Maryland (0.4%)
MD State Hlth. & Higher Ed. Fac. Auth. Rev. Bonds, (Stevenson U.), 5.00%, 6/1/29	BBB-	100,000	104,929

			104,929
Michigan (0.9%)
MI State Fin. Auth. Rev. Bonds, (Local Govt. Loan Program-Pub. Ltg. Auth.), Ser. B, 5.00%, 7/1/29	A-	240,000	240,328

			240,328
Minnesota (1.1%)
Deephaven, Charter School Lease Rev. Bonds, (Eagle Ridge Academy), Ser. A, 4.40%, 7/1/25	BB+	10,000	10,008
Minneapolis, Hlth. Care Syst. Rev. Bonds, (Fairview Hlth. Svcs.), Ser. A, 5.00%, 11/15/36	Baa1	265,000	275,492

			285,500
Missouri (1.0%)
MI State Hlth. & Edl. Fac. Rev. Bonds, (U. of Hlth. Sciences & Pharmacy in St. Louis), 4.00%, 5/1/37	BB+	290,000	254,360

			254,360
Nevada (1.3%)
Las Vegas, Convention and Visitors Auth. Convention Ctr. Expansion Rev. Bonds, (Cnty. of Clark & City of Las Vegas Combined Room Tax), Ser. A, 5.00%, 7/1/39	Aa3	300,000	332,817

			332,817
New Mexico (1.0%)
Farmington, Poll. Control Mandatory Put Bonds (6/1/29), (Pub. Svcs. Co. of NM), Ser. B, 3.875%, 6/1/40	Baa2	250,000	255,022

			255,022
New York (15.3%)
Albany, Cap. Resource Corp. Rev. Bonds, (Empire Commons Student Hsg., Inc.), 5.00%, 5/1/28	A	100,000	101,469
Long Island, Pwr. Auth. Elec. Syst. Mandatory Put Bonds (9/1/25), Ser. B, 0.85%, 9/1/50	A2	325,000	320,762
NY City, Hsg. Dev. Corp. Mandatory Put Bonds (12/22/26), (Sustainable Dev.), Ser. F-2-B, FHA Insd., 3.40%, 11/1/62	AA+	750,000	749,731
NY City, Hsg. Dev. Corp. Multi-Fam. Hsg. Rev. Bonds, (Sustainability Bonds), Ser. I-1, FHA Insd., 2.55%, 11/1/45	AA+	300,000	217,795
NY City, Transitional Fin. Auth. Rev. Bonds, (Future Tax Secured Revenue), 5.00%, 11/1/40	AAA	750,000	787,360
NY City, Transitional Fin. Auth. Future Tax Secd. Rev. Bonds, Ser. A-1, 5.00%, 5/1/46	AAA	375,000	400,390
NY State Dorm. Auth. Rev. Bonds, (Pace U.), Ser. A, 5.25%, 5/1/40	Baa3	325,000	362,933
Port Auth. of NY & NJ Rev. Bonds
Ser. 197, 5.00%, 11/15/35	Aa3	670,000	683,488
Ser. 221, 4.00%, 7/15/38	Aa3	250,000	252,105
TSASC, Inc. Rev. Bonds, Ser. A, 5.00%, 6/1/26	A	100,000	101,928

			3,977,961
Ohio (2.4%)
Montgomery Cnty., Hosp. Rev. Bonds, (Kettering Hlth. Network), 4.00%, 8/1/47	A+	160,000	148,427
OH State Higher Edl. Fac. Comm. Rev. Bonds, (Cleveland Inst. of Music (The)), 5.00%, 12/1/27	BBB-	110,000	112,110
OH State Hosp. Rev. Bonds, (U. Hosp. Hlth. Syst.), Ser. A, 5.00%, 1/15/31	A2	100,000	101,549
Ohio State Air Qlty. Dev. Auth. Mandatory Put Bonds (6/1/27), (Duke Energy Corp.), Ser. 22B, 4.00%, 9/1/30	Baa2	250,000	253,102

			615,188
Pennsylvania (5.1%)
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds, (Allegheny Hlth. Network Oblig. Group), Ser. A, 5.00%, 4/1/32	A	200,000	209,640
Chester Cnty., Indl. Dev. Auth. Rev. Bonds, (Avon Grove Charter School), 5.00%, 3/1/27	BBB-	150,000	152,845
Cumberland Cnty., Muni. Auth. Rev. Bonds, (Diakon Lutheran Social Ministries), 5.00%, 1/1/32	BBB/F	100,000	100,644
Geisinger, Auth. Hlth. Syst. Mandatory Put Bonds (2/15/27), (Geisinger Hlth. Syst.), 5.00%, 4/1/43	AA-	150,000	154,091
PA State Econ. Dev. Fin. Auth. Rev. Bonds, (PennDOT Major Bridges), 5.25%, 6/30/35	Baa2	190,000	206,889
PA State Tpk. Comm. Rev. Bonds, Ser. A, 5.00%, 12/1/30	A2	285,000	313,373
Philadelphia Auth. For Ind. Dev. Rev. Bonds, (MaST Cmnty. Charter School II), 5.00%, 8/1/30	BBB-	155,000	159,483
West Shore Area Auth. Rev. Bonds, (Messiah Village Lifeways Oblig. Group), Ser. A, 5.00%, 7/1/25	BBB-/F	15,000	15,018

			1,311,983
Puerto Rico (1.0%)
Cmnwlth. of PR, FRN, zero %, 11/1/51	BB/P	44,691	24,301
Cmnwlth. of PR, G.O. Bonds, Ser. A1, 5.375%, 7/1/25	BB-/P	99,862	100,419
Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds, Ser. VV, NATL, 5.25%, 7/1/26	Baa3	140,000	139,489

			264,209
South Carolina (0.7%)
SC State Trans. Infrastructure Bank Rev. Bonds, Ser. A, 3.00%, 10/1/36	Aa2	200,000	189,235

			189,235
Tennessee (5.5%)
Knox Cnty., Hlth. Ed. & Hsg. Fac. Board Student Hsg. Rev. Bonds
(U. of TN), Ser. B-1, BAM, 5.00%, 7/1/44	AA	255,000	268,896
(Provident Group - UTK Properties, LLC), Ser. A-1, BAM, 5.00%, 7/1/37	AA	400,000	441,171
Metro. Nashville, Arpt. Auth. Rev. Bonds, Ser. B
5.50%, 7/1/36	A1	100,000	111,992
5.00%, 7/1/33	A2	250,000	266,440
Tennergy Corp. Gas Mandatory Put Bonds (9/1/28), Ser. A, 4.00%, 12/1/51	A1	325,000	328,947

			1,417,446
Texas (17.7%)
Arlington, Higher Ed. Fin. Corp. Rev. Bonds
(Trinity Basin Preparatory, Inc.), PSFG, 5.00%, 8/15/33	AAA	250,000	275,575
(Uplift Ed.), Ser. A, PSFG, 4.00%, 12/1/31	AAA	200,000	201,731
(Uplift Ed.), Ser. A, PSFG, 4.00%, 12/1/31	AAA	165,000	167,353
Austin, Arpt. Syst. Rev. Bonds, 5.00%, 11/15/32	A1	500,000	549,109
Fort Bend, Indpt. School Dist. Mandatory Put Bonds (8/1/26 ), Ser. B, PSFG, 0.72%, 8/1/51	AAA	205,000	196,314
Hutto, Indpt. School Dist. G.O. Bonds, PSFG, 5.00%, 8/1/43	Aaa	200,000	217,705
Irving, Indpt. School Dist. G.O. Bonds, PSFG, 5.00%, 2/15/43	Aaa	325,000	352,192
Lake Houston Redev. Auth. Rev. Bonds, (City of Houston, Reinvestment Zone No. 10), 5.00%, 9/1/27	BBB-	125,000	128,255
Royse City, Indpt. School Dist. G.O. Bonds, PSFG, 5.00%, 2/15/42	Aaa	250,000	271,955
San Antonio, G.O. Bonds, 5.00%, 2/1/42	Aaa	430,000	473,378
San Antonio, Elec. & Gas Syst. Rev. Bonds, Ser. D, 5.00%, 2/1/42	Aa2	250,000	275,825
San Antonio, Hsg. Trust Pub. Fac. Corp. Multi-Fam. Rev. Bonds, (Brooks Family Apt. LP), Ser. A, FNMA Coll., 4.55%, 3/1/43	Aaa	300,000	305,623
TX State G.O. Bonds, 3.00%, 8/1/34	Aaa	675,000	623,785
TX State A&M U. Rev. Bonds, 5.25%, 5/15/37	Aaa	250,000	282,647
TX State Wtr. Dev. Board Rev. Bonds, (Wtr. Implementation Fund), 3.00%, 10/15/35	AAA	270,000	258,880

			4,580,327
Utah (1.1%)
UT Infrastructure Agcy. Rev. Bonds, Ser. A, 4.00%, 10/15/28	BBB-/F	140,000	141,385
UT Infrastructure Agcy. Telecomm. Rev. Bonds, 5.00%, 10/15/29	BBB-/F	135,000	142,297

			283,682
Washington (4.5%)
Grays Harbor Cnty., Pub. Hosp. Dist. No. 1 Rev. Bonds, 6.75%, 12/1/44	BB+	175,000	198,632
Port of Seattle Rev. Bonds
5.00%, 4/1/38	AA-	200,000	207,809
Ser. B, 5.00%, 8/1/37	AA-	500,000	537,266
WA State G.O. Bonds, Ser. C, 5.00%, 2/1/41	Aaa	200,000	216,021

			1,159,728

Total municipal bonds and notes (cost $24,186,986)			$24,536,298

SHORT-TERM INVESTMENTS (5.6%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class P 4.50%(AFF)	1,450,397	$1,450,397

Total short-term investments (cost $1,450,397)		$1,450,397
TOTAL INVESTMENTS

Total investments (cost $25,637,383)		$25,986,695

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2024 through February 28, 2025 (the reporting period). Within the following notes to the portfolio, references to "Franklin Advisers" represent Franklin Advisers, Inc., the fund's investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
	Putnam Intermediate Term-Municipal Income Fund (the fund) is a Massachusetts business trust, which is registered under the 1940 Act as a diversified open-end management investment company.
	The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
(a)	Percentages indicated are based on net assets of $25,927,960.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 11/30/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 2/28/25
	Short-term investments
	Putnam Short Term Investment Fund Class P‡	2,114,554	1,671,599	2,335,756	19,406	1,450,397

	Total Short-term investments	$2,114,554	$1,671,599	$2,335,756	$19,406	$1,450,397
	‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Franklin Advisers. There were no realized or unrealized gains or losses during the period.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index, US Secured Overnight Financing Rate (SOFR), Chicago Mercantile Exchange (CME) Term SOFR 3 Month or CME Term SOFR 6 Month rates, which were 1.86%, 4.39%, 4.32%, and 4.26%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Transportation	17.0%
	Local Debt	11.5
	Healthcare	10.9
	Utilities	10.9
	Education	10.4
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$24,536,298	$—
Short-term investments	—	1,450,397	—

Totals by level	$—	$25,986,695	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com